Exploration and Evaluation Assets (Tables)	3 Months Ended
Mar. 31, 2019
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	8	42	602
Acquisition costs – cash	5	4	-	1	-	10
Balance, March 31, 2019	293	226	42	9	42	612

Exploration
Balance, December 31, 2018	1,431	209	22	-	62,215	63,877
Administration	1	-	-	-	-	1
Corporate social responsibility	1	-	-		-	1
Drilling	7	-	-	-	120	127
Environmental, health and safety	-	-	-	-	8	8
Geology	4	3	-	2	76	85
Geophysics	-	-	-	-	27	27
	13	3	-	2	231	249
Balance, March 31,2019	1,444	212	22	2	62,446	64,126
Total, March 31, 2019	1,737	438	64	11	62,488	64,738

	Canada	US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	6	36	534
Acquisition costs – cash	5	4	2	14	25
Balance, March 31, 2018	283	218	8	50	559

Exploration
Balance, December 31, 2017	1,138	187	-	48,635	49,960
Administration	-	-	-	15	15
Drilling expenses	5	-	-	204	209
Geology	10	7	-	91	108
Geophysics	-	-	-	40	40
Helicopter charter aircraft	-	-	-	3	3
Infrastructure	-	-	-	13	13
	15	7	-	366	388
Balance, March 31, 2018	1,153	194	-	49,001	50,348
Total, March 31, 2018	1,436	412	8	49,051	50,907